Annual Fund Operating Expenses	Dec. 31, 2025
Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic US Equity Fund | Class I Shares, Symmetry Panoramic US Equity Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	0.84%	[2]
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.65%	[2]
Symmetry Panoramic International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic International Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	1.18%	[4]
Fee Waiver or Reimbursement	(0.33%)	[3]
Net Expenses (as a percentage of Assets)	0.85%	[4]
Symmetry Panoramic Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic Global Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.11%
Expenses (as a percentage of Assets)	0.96%	[6]
Fee Waiver or Reimbursement	(0.19%)	[5]
Net Expenses (as a percentage of Assets)	0.77%	[6]
Symmetry Panoramic Tax Managed Global Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic Tax Managed Global Equity Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Acquired Fund Fees and Expenses	0.28%
Expenses (as a percentage of Assets)	1.20%	[8]
Fee Waiver or Reimbursement	(0.42%)	[7]
Net Expenses (as a percentage of Assets)	0.78%	[8]
Symmetry Panoramic US Systematic Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic US Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.24%)	[9]
Net Expenses (as a percentage of Assets)	0.50%
Symmetry Panoramic Municipal Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic Municipal Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%	[11]
Acquired Fund Fees and Expenses	0.13%
Expenses (as a percentage of Assets)	1.12%	[11]
Fee Waiver or Reimbursement	(0.60%)	[10]
Net Expenses (as a percentage of Assets)	0.52%	[11]
Symmetry Panoramic Global Systematic Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic Global Systematic Fixed Income Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.52%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.20%)	[12]
Net Expenses (as a percentage of Assets)	0.58%
Symmetry Panoramic Alternatives Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Symmetry Panoramic Alternatives Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.29%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.91%
Acquired Fund Fees and Expenses	2.28%	[14]
Expenses (as a percentage of Assets)	5.48%	[15]
Fee Waiver or Reimbursement	(2.70%)	[13]
Net Expenses (as a percentage of Assets)	2.78%	[15]

[1]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.58% of average daily net assets of the Fund. These agreements may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. Amounts waived or reimbursed under the Expense Limitation Agreement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or expenses reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.55% of the average daily net assets of the Fund.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[3]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate annual management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.63% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. The fee waiver/expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.65% of the average daily net assets of the Fund.
[4]	The Total Annual Fund Operating Expenses in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[5]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets (the “Fee Waiver Agreement”). The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after fee waiver and expense reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.66% of average daily net assets of the Fund (the “Expense Limitation Agreement”). These agreements may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. Amounts waived or reimbursed under the Expense Limitation Agreement are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or expenses reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.56% of the average daily net assets of the Fund.
[6]	The Total Annual Fund Operating Expenses in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[7]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.26% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.50% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. This fee waiver/expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.42% of the average daily net assets of the Fund.
[8]	The Total Annual Fund Operating Expenses in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[9]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate annual management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.50% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. This fee waiver/expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.52% of the average daily net assets of the Fund.
[10]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate annual management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.39% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. This fee waiver/expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.41% of the average daily net assets of the Fund.
[11]	The Total Annual Fund Operating Expenses in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[12]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.25% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.58% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. This fee waiver/ expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any. Prior to December 31, 2025, the Fund’s contractual expense limit was 0.57% of the average daily net assets of the Fund.
[13]	The Fund’s investment adviser, Symmetry Partners, LLC (“Symmetry” or the “Adviser”), has contractually agreed to waive its management fee until at least December 31, 2026 so that the aggregate management fee retained by the Adviser with respect to the Fund after payment of sub-advisory fees does not exceed 0.30% of the Fund’s average net assets. The Adviser also has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 31, 2026 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses) will not exceed 0.50% of average daily net assets of the Fund. This agreement may be terminated (i) by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser, or (ii) by the Adviser, upon 60 days’ prior written notice to the Trust, effective as of the close of business on December 31, 2026. This fee waiver/expense reimbursement is subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) only if such repayments do not cause the Fund’s expense ratio, after such repayment is taken into account, to exceed both the expense cap in place at the time such amounts were waived and the Fund’s current expense cap, if any.
[14]	For Class I Shares, Acquired Fund Fees and Expenses include 1.15% related to fees and expenses associated with certain underlying funds’ dividends on short sales and interest expense.
[15]	The “Total Annual Fund Operating Expenses” in this fee table, both before and after expense waiver and/or expense reimbursement, do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses. Total Annual Fund Operating Expenses after Expense Waiver and/or Expense Reimbursement are 1.63% for Class I Shares if Acquired Fund Fees and Expenses did not reflect fees and expenses associated with certain underlying funds' dividends on short sales and interest expense.